Pension Plans and Similar Obligations - Sensitivity Analysis (Details) - Discount rate - EUR (€) € in Millions	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Pension Plans and Similar Obligations
Increase in actuarial assumption (as a percent)	0.50%	0.50%	0.50%
Decrease in actuarial assumption (as a percent)	0.50%	0.50%	0.50%
Present value of the DBO if discount rate was 50 basis points higher	€ 1,911	€ 1,616	€ 1,964
Present value of the DBO if discount rate was 50 basis points lower	2,101	1,774	2,196
Other Foreign Post Employment Plans
Pension Plans and Similar Obligations
Present value of the DBO if discount rate was 50 basis points higher	247	203	203
Present value of the DBO if discount rate was 50 basis points lower	266	219	223
Germany
Pension Plans and Similar Obligations
Present value of the DBO if discount rate was 50 basis points higher	1,015	908	1,134
Present value of the DBO if discount rate was 50 basis points lower	1,108	993	1,260
Foreign Countries
Pension Plans and Similar Obligations
Present value of the DBO if discount rate was 50 basis points higher	649	505	626
Present value of the DBO if discount rate was 50 basis points lower	€ 727	€ 562	€ 714